Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of RSUs and PSUs Activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2019	1,961,532	$31.16
Granted	440,000	17.55
Exercised	(11,184)	17.15
Forfeited	(287,819)	33.55
Options outstanding as of December 31, 2020	2,102,529	$28.06
Options exercisable as of December 31, 2020	1,691,217	$30.64

Schedule of Stock Options Outstanding
			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2020	Life in Years	Price	2020	Price
$2.74	-	$19.61	411,295	8.99	$17.23	62,959	$19.32
$19.66	-	$19.66	651,452	6.04	19.66	608,026	19.66
$19.96	-	$23.41	543,156	6.25	21.84	524,669	21.85
$24.66	-	$120.51	496,626	3.62	54.81	495,563	54.87
			2,102,529	6.10	$28.06	1,691,217	$30.64

Aggregate intrinsic value (U.S. $ in thousands)			$2,213			$820

Schedule of Stock Option Assumptions
	2020	2018
Risk-free interest rate	0.4%-1.8%	2.9%-3.1%
Expected option term (years)	5.0-5.1	5.3-5.5
Expected share price volatility	52.5%-52.8%	52.0%-52.2%
Dividend yield	-	-
Weighted average grant date fair value	$8.09	$11.49

Summary of RSUs and PSUs Activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2019	2,362,991	$24.10
Granted	1,671,436	17.90
Vested	(677,249)	23.19
Forfeited	(556,062)	21.80
Unvested RSUs and PSUs outstanding as of December 31, 2020	2,801,116	$21.08

Schedule of stock-based compensation expense
	2020	2019	2018
	(U.S. $ in thousands)

Cost of revenues	$1,771	$1,848	$1,474
Research and development, net	6,102	5,167	3,215
Selling, general and administrative	12,331	13,549	10,997
Total stock-based compensation expenses	$20,204	$20,564	$15,686

Schedule of accumulated other comprehensive loss
	Year ended December 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(1,024)	533	(490)
Amounts reclassified from accumulated other comprehensive loss	(639)	-	(639)
Other comprehensive income (loss)	(1,663)	533	(1,130)
Balance as of December 31, 2020	$(1,673)	$(7,173)	$(8,846)
	Year ended December 31, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive loss before reclassifications	1,548	(580)	968
Amounts reclassified from accumulated other comprehensive loss	(931)	0	(931)
Other comprehensive income (loss)	617	$(580)	37
Balance as of December 31, 2019	$(10)	(7,706)	$(7,716)

	Year ended December 31, 2018
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive loss before reclassifications	(1,814)	(2,691)	(4,505)
Amounts reclassified from accumulated other comprehensive loss	857	2,918	3,775
Other comprehensive income (loss)	(957)	227	(730)
Balance as of December 31, 2018	$(627)	$(7,126)	$(7,753)